UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21519

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund (ETO)

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing invest&ment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.1425 ($0.1800 prior to May 2020) per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2020

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Annual Meeting of Shareholders	21

Board of Trustees’ Contract Approval	22

Officers and Trustees	26

Important Notices	27

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Performance1,2

Portfolio Managers Michael A. Allison, CFA and John H. Croft, CFA of Eaton Vance Management; Christopher M. Dyer, CFA of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	04/30/2004	–12.18%	–7.44%	4.90%	8.40%
Fund at Market Price	—	–18.34	–8.59	5.47	9.55
MSCI World Index	—	–7.29%	–4.00%	4.92%	7.67%
ICE BofA Fixed Rate Preferred Securities Index	—	–1.86	3.80	5.14	6.54
Blended Index	—	–6.14	–2.34	5.07	7.57

% Premium/Discount to NAV[3]
					2.51%

Distributions[4]
Total Distributions per share for the period					$1.080
Distribution Rate at NAV					10.83%
Distribution Rate at Market Price					10.56

% Total Leverage[5]
Borrowings					24.77%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Fund Profile

Common Stock Sector Allocation (% of total investments)

Country Allocation (% of total investments)

Top 10 Holdings (% of total investments)6

Amazon.com, Inc.	4.3%

Alphabet, Inc., Class C	4.0

Microsoft Corp.	3.8

Apple, Inc.	2.7

First Trust Preferred Securities and Income ETF	1.8

Facebook, Inc., Class A	1.7

Visa, Inc., Class A	1.7

Keyence Corp.	1.5

Zoetis, Inc.	1.5

Nestle SA	1.5

Total	24.5%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 80% MSCI World Index and 20% ICE BofA Fixed Rate Preferred Securities Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. As of 4/30/2020, distributions included estimates of return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Subsequent distributions declared, but not reflected in Fund Performance, reflect a reduction of the monthly distribution rate.

[5]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.

Effective March 24, 2020, the Fund may also invest up to 10% of its total assets in exchange-traded funds (“ETFs”) that invest primarily in common and/or preferred stocks.

4

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 102.4%(1)
Security	Shares	Value

Banks — 3.3%

Banco Santander SA	254,413	$568,458

Canadian Imperial Bank of Commerce	41,672	2,469,274

Citigroup, Inc.	92,407	4,487,284

ING Groep NV	79,877	447,534

KeyCorp	202,475	2,358,834

		$10,331,384

Beverages — 2.1%

Coca-Cola Co. (The)	84,549	$3,879,954

Diageo PLC	78,324	2,696,683

		$6,576,637

Biotechnology — 0.8%

CSL, Ltd.	12,783	$2,548,000

		$2,548,000

Building Products — 0.8%

Assa Abloy AB, Class B	145,710	$2,608,490

		$2,608,490

Capital Markets — 2.3%

Bank of New York Mellon Corp. (The)	97,022	$3,642,206

Morgan Stanley	88,630	3,494,681

		$7,136,887

Chemicals — 1.0%

Chr. Hansen Holding A/S	7,162	$617,534

Sika AG	15,544	2,571,120

		$3,188,654

Construction & Engineering — 0.0%(2)

Abengoa S.A., Class A(3)	103,700	$1,647

Abengoa S.A., Class B(3)	1,072,295	7,965

		$9,612

Construction Materials — 0.8%

CRH PLC	85,883	$2,605,569

		$2,605,569

Consumer Finance — 1.2%

Capital One Financial Corp.	31,381	$2,032,233

Security	Shares	Value

Consumer Finance (continued)

OneMain Holdings, Inc.	67,747	$1,640,155

		$3,672,388

Diversified Financial Services — 2.6%

Berkshire Hathaway, Inc., Class B(3)	26,713	$5,004,948

ORIX Corp.	256,797	3,021,856

		$8,026,804

Electric Utilities — 1.9%

Iberdrola S.A.	238,155	$2,369,115

NextEra Energy, Inc.	14,978	3,461,715

		$5,830,830

Electrical Equipment — 1.5%

Melrose Industries PLC	1,260,339	$1,575,301

Schneider Electric SE	33,157	3,064,116

		$4,639,417

Electronic Equipment, Instruments & Components — 3.9%

CDW Corp.	21,296	$2,359,597

Halma PLC	70,135	1,843,875

Keyence Corp.	17,013	6,073,846

Murata Manufacturing Co., Ltd.	31,629	1,782,198

		$12,059,516

Entertainment — 2.5%

Nintendo Co., Ltd.	5,388	$2,224,835

Walt Disney Co. (The)	52,022	5,626,179

		$7,851,014

Equity Real Estate Investment Trusts (REITs) — 2.1%

American Tower Corp.	14,250	$3,391,500

Equity Residential	28,401	1,847,769

Simon Property Group, Inc.	19,164	1,279,580

		$6,518,849

Food Products — 3.5%

Mondelez International, Inc., Class A	96,518	$4,964,886

Nestle S.A.	57,000	6,036,871

		$11,001,757

Health Care Equipment & Supplies — 3.8%

Boston Scientific Corp.(3)	125,047	$4,686,762

5	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies (continued)

Intuitive Surgical, Inc.(3)	9,007	$4,601,496

Straumann Holding AG	3,391	2,579,965

		$11,868,223

Health Care Providers & Services — 1.4%

Anthem, Inc.	15,156	$4,254,744

		$4,254,744

Hotels, Restaurants & Leisure — 1.2%

Compass Group PLC	225,116	$3,788,118

		$3,788,118

Industrial Conglomerates — 1.8%

DCC PLC	78,716	$5,597,405

		$5,597,405

Insurance — 1.8%

AIA Group, Ltd.	80,827	$741,811

American International Group, Inc.	54,932	1,396,921

Aviva PLC	306,891	928,077

Progressive Corp. (The)	31,620	2,444,226

		$5,511,035

Interactive Media & Services — 7.7%

Alphabet, Inc., Class C(3)	12,425	$16,757,100

Facebook, Inc., Class A(3)	34,166	6,994,122

Tencent Holdings, Ltd.	8,865	466,028

		$24,217,250

Internet & Direct Marketing Retail — 5.7%

Amazon.com, Inc.(3)	7,217	$17,854,858

		$17,854,858

IT Services — 3.7%

Amadeus IT Group S.A.	102,060	$4,871,574

Visa, Inc., Class A	38,459	6,873,392

		$11,744,966

Leisure Products — 0.8%

Yamaha Corp.	63,461	$2,561,620

		$2,561,620

Security	Shares	Value

Life Sciences Tools & Services — 0.8%

Lonza Group AG	5,518	$2,409,521

		$2,409,521

Machinery — 4.1%

Ingersoll Rand, Inc.(3)	104,555	$3,040,459

Sandvik AB(3)	202,328	3,112,496

SMC Corp.	8,641	3,905,925

Stanley Black & Decker, Inc.	25,231	2,780,456

		$12,839,336

Metals & Mining — 1.5%

Rio Tinto, Ltd.	81,968	$4,619,810

		$4,619,810

Multi-Utilities — 0.7%

CMS Energy Corp.	38,715	$2,210,239

		$2,210,239

Oil, Gas & Consumable Fuels — 4.8%

ConocoPhillips	98,895	$4,163,480

EOG Resources, Inc.	54,098	2,570,196

Phillips 66	66,982	4,901,073

Royal Dutch Shell PLC, Class B	210,528	3,370,266

		$15,005,015

Personal Products — 1.4%

Unilever PLC	85,235	$4,388,935

		$4,388,935

Pharmaceuticals — 8.4%

Eli Lilly & Co.	29,044	$4,491,364

Novartis AG	52,535	4,483,256

Novo Nordisk A/S, Class B	19,624	1,251,815

Roche Holding AG	14,566	5,044,167

Sanofi	51,783	5,057,839

Zoetis, Inc.	46,800	6,051,708

		$26,380,149

Professional Services — 2.0%

Recruit Holdings Co., Ltd.	106,069	$3,094,159

Verisk Analytics, Inc.	21,563	3,295,473

		$6,389,632

6	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 2.7%

ASML Holding NV	15,231	$4,448,751

Infineon Technologies AG	172,131	3,200,074

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,841	788,502

		$8,437,327

Software — 6.9%

Dassault Systemes SE(3)	20,068	$2,939,366

Intuit, Inc.	10,583	2,855,399

Microsoft Corp.	88,181	15,802,917

		$21,597,682

Specialty Retail — 3.7%

Industria de Diseno Textil S.A.	86,016	$2,203,075

Lowe’s Cos., Inc.	56,162	5,882,970

TJX Cos., Inc. (The)	71,105	3,487,700

		$11,573,745

Technology Hardware, Storage & Peripherals — 3.6%

Apple, Inc.	38,052	$11,179,678

		$11,179,678

Textiles, Apparel & Luxury Goods — 2.6%

adidas AG	16,828	$3,852,474

LVMH Moet Hennessy Louis Vuitton SE	10,828	4,186,024

		$8,038,498

Wireless Telecommunication Services — 1.0%

Tele2 AB, Class B	250,753	$3,233,363

		$3,233,363

Total Common Stocks (identified cost $292,831,240)		$320,306,957

Preferred Stocks — 8.2%(1)
Security	Shares	Value

Banks — 2.5%

AgriBank FCB, 6.875% to 1/1/24(4)	16,581	$1,674,681

CoBank ACB, Series F, 6.25% to 10/1/22(4)	16,600	1,693,200

Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(5)	2,500	252,500

Farm Credit Bank of Texas, Series 1, 10.00%	906	943,146

Texas Capital Bancshares, Inc., 6.50%	29,009	706,079

Security	Shares	Value

Banks (continued)

Wells Fargo & Co., Series Q, 5.85% to 9/15/23(4)	95,350	$2,411,402

		$7,681,008

Capital Markets — 0.6%

Morgan Stanley, Series K, 5.85% to 4/15/27(4)	74,125	$1,955,418

		$1,955,418

Electric Utilities — 1.7%

Duke Energy Corp., Series A, 5.75%	87,500	$2,414,125

NextEra Energy Capital Holdings, Inc., Series I, 5.125%	19,531	493,548

SCE Trust III, Series H, 5.75% to 3/15/24(4)	107,000	2,568,000

		$5,475,673

Equity Real Estate Investment Trusts (REITs) — 0.5%

SITE Centers Corp., Series A, 6.375%	49,475	$986,037

SITE Centers Corp., Series K, 6.25%	1,375	27,596

Vornado Realty Trust, Series K, 5.70%	25,220	620,412

		$1,634,045

Food Products — 0.8%

Dairy Farmers of America, Inc., 7.875%(5)	22,100	$1,900,600

Ocean Spray Cranberries, Inc., 6.25%(5)	6,085	492,885

		$2,393,485

Insurance — 0.3%

American Equity Investment Life Holding Co., Series A, 5.95% to 12/1/24(4)	37,300	$866,479

		$866,479

Multi-Utilities — 0.1%

DTE Energy Co., Series C, 5.25%	17,395	$437,310

		$437,310

Oil, Gas & Consumable Fuels — 0.7%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)	128,725	$2,072,472

		$2,072,472

Pipelines — 0.4%

Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(4)	44,000	$922,240

Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(4)	19,280	407,772

		$1,330,012

7	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Real Estate Management & Development — 0.6%

Brookfield Property Partners, L.P., Series A, 5.75%	5,394	$107,880

Brookfield Property Partners, L.P., Series A, 6.50%	52,225	1,120,226

Brookfield Property Partners, L.P., Series A2, 6.375%	34,695	744,902

		$1,973,008

Total Preferred Stocks (identified cost $28,252,067)		$25,818,910

Corporate Bonds & Notes — 17.0%
Security	Principal Amount (000’s omitted)	Value

Air Freight & Logistics — 0.4%

Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22 (Convertible)(1)	$1,155	$1,079,203

		$1,079,203

Automobiles — 0.1%

General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(4)(6)	$412	$328,001

		$328,001

Banks — 9.8%

Banco Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(1)(4)(6)	$2,000	$1,756,630

Banco Mercantil del Norte SA/Grand Cayman, 7.50% to 6/27/29(1)(4)(5)(6)	1,480	1,218,558

Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(1)(4)(5)(6)	380	307,591

Bank of America Corp., Series AA, 6.10% to 3/17/25(1)(4)(6)	1,445	1,530,681

Barclays PLC, 7.75% to 9/15/23(1)(4)(6)	2,105	2,032,788

Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(4)(6)	2,800	2,766,946

Credit Suisse Group AG, 7.50% to 7/17/23(1)(4)(5)(6)	1,838	1,857,657

HSBC Holdings PLC, 6.375% to 9/17/24(1)(4)(6)	2,920	2,845,379

ING Groep NV, 6.50% to 4/16/25(1)(4)(6)	2,945	2,931,011

JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(4)(6)	2,824	2,896,563

Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(4)(6)	2,447	2,408,949

Nordea Bank Abp, 6.125% to 9/23/24(1)(4)(5)(6)	2,000	1,945,390

Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(4)(6)	805	840,984

Societe Generale S.A., 6.75% to 4/6/28(1)(4)(5)(6)	1,390	1,305,134

Standard Chartered PLC, 7.75% to 4/2/23(1)(4)(5)(6)	1,765	1,787,927

Truist Financial Corp., Series M, 5.125% to 12/15/27(1)(4)(6)	540	520,190

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

Zions Bancorp NA, 5.80% to 6/15/23(1)(4)(6)	$2,020	$1,778,590

		$30,730,968

Capital Markets — 2.5%

AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(1)(4)	$965	$648,431

Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(4)(6)	1,237	1,206,712

Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(1)(4)(6)	1,329	1,382,160

State Street Corp., Series F, 5.25% to 9/15/20(4)(6)	2,248	2,131,846

UBS Group AG, 6.875% to 8/7/25(1)(4)(6)(7)	2,421	2,515,901

		$7,885,050

Diversified Financial Services — 0.5%

Discover Financial Services, Series C, 5.50% to 10/30/27(1)(4)(6)	$1,460	$1,236,160

Textron Financial Corp., 3.427%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(5)(8)	553	343,800

		$1,579,960

Electric Utilities — 0.6%

Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(1)(4)	$970	$1,026,988

Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(4)	808	813,641

		$1,840,629

Food Products — 0.9%

Land O’ Lakes, Inc., 8.00%(1)(5)(6)	$3,103	$2,916,820

		$2,916,820

Gas Utilities — 0.5%

NiSource, Inc., 5.65% to 6/15/23(1)(4)(6)	$1,785	$1,643,075

		$1,643,075

Multi-Utilities — 0.5%

Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(1)(4)(6)	$1,400	$1,278,473

Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(4)	275	280,075

		$1,558,548

Oil, Gas & Consumable Fuels — 1.0%

DCP Midstream, L.P., Series A, 7.375% to 12/15/22(1)(4)(6)	$980	$376,560

8	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)

EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(4)(6)	$3,189	$908,865

Odebrecht Oil & Gas Finance, Ltd., 0.00%(1)(5)(6)	2,260	24,857

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(4)(6)	2,595	1,744,035

		$3,054,317

Pipelines — 0.2%

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(1)(4)(6)	$1,064	$746,657

		$746,657

Total Corporate Bonds & Notes (identified cost $60,916,529)		$53,363,228

Exchange-Traded Funds — 2.4%
Security	Shares	Value

Equity Funds — 2.4%

First Trust Preferred Securities and Income ETF(1)	411,866	$7,384,758

Total Exchange-Traded Funds (identified cost $8,280,548)		$7,384,758

Short-Term Investments — 2.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(9)	7,809,423	$7,809,423

Total Short-Term Investments (identified cost $7,809,423)		$7,809,423

Total Investments — 132.5% (identified cost $398,089,807)		$414,683,276

Other Assets, Less Liabilities — (32.5)%		$(101,796,343)

Net Assets — 100.0%		$312,886,933

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)	Amount is less than 0.05%.

(3)	Non-income producing security.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $14,353,719 or 4.6% of the Fund’s net assets.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $2,515,901 or 0.8% of the Fund’s net assets.

(8)	Variable rate security. The stated dividend/interest rate represents the rate in effect at April 30, 2020.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	60.2%	$249,585,640

United Kingdom	8.5	35,354,231

Switzerland	6.6	27,498,458

Japan	5.5	22,664,439

France	4.0	16,552,479

Spain	2.8	11,778,464

Netherlands	2.7	11,197,562

Sweden	2.2	8,954,349

Germany	1.7	7,052,548

Canada	0.8	3,496,262

Ireland	0.8	3,254,000

Australia	0.6	2,548,000

Finland	0.5	1,945,390

Denmark	0.4	1,869,349

Mexico	0.4	1,526,149

Taiwan	0.2	788,502

Hong Kong	0.2	741,811

China	0.1	466,028

Brazil	0.0 (1)	24,857

Exchange-Traded Funds	1.8	7,384,758

Total Investments	100.0%	$414,683,276

(1)	Amount is less than 0.05%.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt

LIBOR	–	London Interbank Offered Rate

USD	–	United States Dollar

10	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $390,280,384)	$406,873,853

Affiliated investment, at value (identified cost, $7,809,423)	7,809,423

Cash	293,972

Dividends and interest receivable	1,199,860

Receivable for investments sold	3,351,312

Receivable from the transfer agent	73,556

Tax reclaims receivable	314,979

Total assets	$419,916,955

Liabilities

Notes payable	$103,000,000

Payable for investments purchased	3,521,585

Payable to affiliates:

Investment adviser fee	275,145

Trustees’ fees	2,117

Accrued expenses	231,175

Total liabilities	$107,030,022

Net Assets	$312,886,933

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 15,681,226 shares issued and outstanding	$156,812

Additional paid-in capital	304,199,108

Distributable earnings	8,531,013

Net Assets	$312,886,933

Net Asset Value

($312,886,933 ÷ 15,681,226 common shares issued and outstanding)	$19.95

11	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends (net of foreign taxes, $135,299)	$4,051,573

Interest (net of foreign taxes, $514)	1,840,601

Dividends from affiliated investment	38,565

Total investment income	$5,930,739

Expenses

Investment adviser fee	$1,988,754

Trustees’ fees and expenses	12,824

Custodian fee	74,150

Transfer and dividend disbursing agent fees	8,986

Legal and accounting services	36,978

Printing and postage	55,990

Interest expense and fees	1,314,494

Miscellaneous	23,850

Total expenses	$3,516,026

Net investment income	$2,414,713

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$3,595,412

Investment transactions — affiliated investment	(4,511)

Proceeds from securities litigation settlements	58

Foreign currency transactions	56,434

Net realized gain	$3,647,393

Change in unrealized appreciation (depreciation) —

Investments	$(51,528,398)

Foreign currency	(1,414)

Net change in unrealized appreciation (depreciation)	$(51,529,812)

Net realized and unrealized loss	$(47,882,419)

Net decrease in net assets from operations	$(45,467,706)

12	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$2,414,713	$6,646,692

Net realized gain	3,647,393	26,755,376

Net change in unrealized appreciation (depreciation)	(51,529,812)	24,393,871

Net increase (decrease) in net assets from operations	$(45,467,706)	$57,795,939

Distributions to shareholders	$(16,715,336)	$(32,540,940)

Capital share transactions —

Proceeds from shelf offering, net of offering costs (see Note 5)	$14,850,007	$—

Reinvestment of distributions	423,725	770,432

Net increase in net assets from capital share transactions	$15,273,732	$770,432

Net increase (decrease) in net assets	$(46,909,310)	$26,025,431

Net Assets

At beginning of period	$359,796,243	$333,770,812

At end of period	$312,886,933	$359,796,243

13	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2020

Net decrease in net assets from operations	$(45,467,706)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Investments purchased	(156,186,919)

Investments sold	174,329,731

Increase in short-term investments, net	(4,082,579)

Net amortization/accretion of premium (discount)	103,363

Decrease in dividends and interest receivable	21,561

Decrease in dividends receivable from affiliated investment	7,237

Increase in receivable from the transfer agent	(3,400)

Increase in tax reclaims receivable	(19,975)

Decrease in payable to affiliate for investment adviser fee	(63,816)

Increase in payable to affiliate for Trustees’ fees	125

Increase in accrued expenses	27,729

Net change in unrealized (appreciation) depreciation from investments	51,528,398

Net realized gain from investments	(3,590,901)

Net cash provided by operating activities	$16,602,848

Cash Flows From Financing Activities

Cash distributions paid	$(16,291,611)

Proceeds from shelf offering, net of offering costs	14,850,007

Repayments of notes payable	(15,000,000)

Net cash used in financing activities	$(16,441,604)

Net increase in cash*	$161,244

Cash at beginning of period(1)	$132,728

Cash at end of period	$293,972

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:

Reinvestment of dividends and distributions	$423,725

Cash paid for interest and fees on borrowings	$1,318,788

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(421).

(1)	Balance includes foreign currency, at value.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$23.850		$22.180	$24.600	$21.790	$24.050		$26.150

Income (Loss) From Operations

Net investment income(1)	$0.156		$0.441	$0.447	$0.490	$0.822	(2)	$0.998

Net realized and unrealized gain (loss)	(2.992)		3.389	(0.724)	4.480	(0.922)		0.033

Total income (loss) from operations	$(2.836)		$3.830	$(0.277)	$4.970	$(0.100)		$1.031

Less Distributions

From net investment income	$(1.080	)*	$(0.407)	$(0.319)	$(0.475)	$(0.778)		$(0.997)

From net realized gain	—		(1.753)	(1.841)	(1.685)	(1.382)		(2.134)

Total distributions	$(1.080)		$(2.160)	$(2.160)	$(2.160)	$(2.160)		$(3.131)

Premium from common shares sold through shelf offering (see Note 5)(1)	$0.016		$—	$0.017	$—	$—		$—

Net asset value — End of period	$19.950		$23.850	$22.180	$24.600	$21.790		$24.050

Market value — End of period	$20.450		$26.290	$21.690	$24.850	$20.670		$22.490

Total Investment Return on Net Asset Value(3)	(12.18	)%(4)	18.21%	(1.50)%	23.92%	0.25%		4.80%

Total Investment Return on Market Value(3)	(18.34	)%(4)	33.25%	(4.65)%	31.96%	1.69%		1.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$312,887		$359,796	$333,771	$357,756	$316,478		$349,321

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(5)	1.25	%(6)	1.28%	1.27%	1.30%	1.32%		1.28%

Interest and fee expense	0.74	%(6)	1.06%	0.82%	0.61%	0.39%		0.26%

Total expenses(5)	1.99	%(6)	2.34%	2.09%	1.91%	1.71%		1.54%

Net investment income	1.37	%(6)	1.95%	1.83%	2.10%	3.67	%(2)	4.03%

Portfolio Turnover	34	%(4)	48%	56%	60%	63%		72%

Senior Securities:

Total notes payable outstanding (in 000’s)	$103,000		$118,000	$118,000	$118,000	$118,000		$118,000

Asset coverage per $1,000 of notes payable(7)	$4,038		$4,049	$3,829	$4,032	$3,682		$3,960

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.230 per share for the year ended October 31, 2016. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.65% for the year ended October 31, 2016.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year end.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

16

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Subject to its Managed Distribution Plan, the Fund intends to make monthly distributions from its net investment income, net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) and other sources. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$398,260,259

Gross unrealized appreciation	$50,131,666

Gross unrealized depreciation	(33,708,649)

Net unrealized appreciation	$16,423,017

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended April 30, 2020, the Fund’s investment adviser fee amounted to $1,988,754. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of

17

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $156,762,004 and $176,380,612, respectively, for the six months ended April 30, 2020.

5  Common Shares of Beneficial Interest and Shelf Offering

Common shares issued by the Fund pursuant to its dividend reinvestment plan for the six months ended April 30, 2020 and the year ended October 31, 2019 were 19,198 and 33,335, respectively.

Pursuant to a registration statement filed with and declared effective on May 31, 2018 by the SEC, the Fund is authorized to issue up to an additional 1,746,559 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Fund, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Fund’s net asset value per common share. During the six months ended April 30, 2020, the Fund sold 577,400 common shares and received proceeds (net of offering costs) of $14,850,007 through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $244,597 for the six months ended April 30, 2020. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Fund’s shares and is entitled to receive a sales commission from the Fund of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Fund was informed that the sales commissions retained by EVD during the six months ended April 30, 2020 were $30,001. During the year ended October 31, 2019, there were no shares sold by the Fund pursuant to its shelf offering.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2020 and for the year ended October 31, 2019.

6  Credit Agreement

The Fund has entered into a Credit Agreement (the Agreement) with a major financial institution that allows it to borrow up to $138 million over a rolling 179 calendar day period through August 28, 2020. Interest is charged at a rate above 1-month LIBOR and is payable monthly. The Fund is charged a commitment fee of 0.30% per annum on the unused portion of the commitment if outstanding borrowings are less than 80% of the borrowing limit. Under the terms of the Agreement, the Fund is required to satisfy certain collateral requirements and maintain a certain level of net assets. At April 30, 2020, the Fund had borrowings outstanding under the Agreement of $103 million at an annual interest rate of 1.05%. The carrying amount of the borrowings at April 30, 2020 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2020. For the six months ended April 30, 2020, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $115,445,055 and 2.27%, respectively.

7  Investments in Affiliated Funds

At April 30, 2020, the value of the Fund’s investment in affiliated funds was $7,809,423, which represents 2.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$3,731,355	$57,332,865	$(53,250,286)	$(4,511)	$—	$7,809,423	$38,565	7,809,423

18

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$29,377,401	$5,924,226		$—	$35,301,627

Consumer Discretionary	27,225,528	16,591,311		—	43,816,839

Consumer Staples	8,844,840	13,122,489		—	21,967,329

Energy	11,634,749	3,370,266		—	15,005,015

Financials	28,970,762	5,707,736		—	34,678,498

Health Care	24,086,074	23,374,563		—	47,460,637

Industrials	9,116,388	22,967,504		—	32,083,892

Information Technology	39,859,485	25,159,684		—	65,019,169

Materials	—	10,414,033		—	10,414,033

Real Estate	6,518,849	—		—	6,518,849

Utilities	5,671,954	2,369,115		—	8,041,069

Total Common Stocks	$191,306,030	$129,000,927	*	$—	$320,306,957

Preferred Stocks

Consumer Staples	$—	$2,393,485		$—	$2,393,485

Energy	3,402,484	—		—	3,402,484

Financials	5,939,378	4,563,527		—	10,502,905

Real Estate	3,607,053	—		—	3,607,053

Utilities	5,912,983	—		—	5,912,983

Total Preferred Stocks	$18,861,898	$6,957,012		$—	$25,818,910

Corporate Bonds & Notes	$—	$53,363,228		$—	$53,363,228

Exchange-Traded Funds	7,384,758	—		—	7,384,758

Short-Term Investments	—	7,809,423		—	7,809,423

Total Investments	$217,552,686	$197,130,590		$—	$414,683,276

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and

19

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

20

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 13, 2020. The following action was taken by the shareholders:

Item 1:  The election of Cynthia E. Frost, Valerie A. Mosley and Scott E. Wennerholm as Class I Trustees of the Fund, each for a three-year term expiring in 2023.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld

Cynthia E. Frost	12,524,836	329,400

Valerie A. Mosley	12,526,472	327,764

Scott E. Wennerholm	12,522,177	332,059

21

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

22

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment

23

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund. The Board also considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as tax efficiency and special considerations relevant to investing in particular foreign markets or industries. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary, secondary and custom benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution and other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

24

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered in the same manner as an open-end fund and that, notwithstanding that the Fund is authorized to issue additional common shares through a shelf offering, the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

25

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

April 30, 2020

Officers and Trustees

Officers

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7738    4.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the Registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin President

Date:	June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner Treasurer

Date:	June 18, 2020

By:	/s/ Edward J. Perkin
Edward J. Perkin President

Date:	June 18, 2020